Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 87.2%
Aerospace & Defense - 1.2%
Air Comm Corp. LLC
Delayed Draw Term Loan, 1.00% (A), 12/11/2031	$ 17,949	$ 17,949
Term Loan, 3-Month Term SOFR + 2.75%, 7.06% (A), 12/11/2031	920,769	920,769

Barnes Group, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (A), 01/27/2032	997,500	998,212
TransDigm, Inc.
Term Loan I, 3-Month Term SOFR + 2.75%, 7.05% (A), 08/24/2028	997,475	1,000,876
Term Loan J, 3-Month Term SOFR + 2.50%, 6.80% (A), 02/28/2031	493,762	495,278
		3,433,084
Automobile Components - 0.8%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (A), 01/28/2032	500,000	500,208
First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.57% (A), 03/30/2027	1,885,801	1,840,227
		2,340,435
Beverages - 0.5%
Naked Juice LLC FLFO Term Loan, 3-Month Term SOFR + 5.50%, 9.80% (A), 01/24/2029	1,000,000	995,000
Sazerac Co., Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.83% (A), 07/09/2032	500,000	501,500
		1,496,500
Building Products - 3.4%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.71% (A), 11/03/2028	921,507	921,795
Cornerstone Building Brands, Inc.
Term Loan B, 1-Month Term SOFR + 3.25%, 7.69% (A), 04/12/2028	492,288	448,474
Term Loan B, 1-Month Term SOFR + 4.50%, 8.84% (A), 05/15/2031	1,240,625	1,066,162

ECO Material Tech, Inc. Term Loan, 6-Month Term SOFR + 3.25%, 7.47% (A), 02/12/2032	1,450,000	1,453,625
EMRLD Borrower LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 08/04/2031	992,500	992,500
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Groundworks LLC
Delayed Draw Term Loan, 1-Month Term SOFR + 3.25%, 3.00% (A), 03/14/2031	$ 24,033	$ 24,025
Term Loan, 1-Month Term SOFR + 3.00%, 7.35% (A), 03/14/2031	816,122	815,867

Hobbs & Associates LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (A), 07/23/2031	1,499,659	1,501,534
Quikrete Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (A), 02/10/2032	249,375	249,133
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.61% (A), 03/19/2029	338,712	338,458
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.61% (A), 04/14/2031	1,605,000	1,603,663
		9,415,236
Chemicals - 1.3%
M2S Group Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 9.06% (A), 08/25/2031	983,621	964,563
Minerals Technologies, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.36% (A), 11/26/2031	398,000	398,000
SCIH Salt Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.20% (A), 01/31/2029	1,426,697	1,428,084
USALCO LLC
Delayed Draw Term Loan, TBD, 10/31/2025 (B)	79,448	79,349
Term Loan, TBD, 08/29/2025 (B)	767,264	766,305
		3,636,301
Commercial Services & Supplies - 14.6%
AlixPartners LLP
Term Loan, TBD, 07/30/2032 (B)(C)	$ 250,000	249,375
Term Loan B, 1-Month Term SOFR + 2.50%, 6.97% (A), 02/04/2028	1,459,356	1,459,356

American Auto Auction Group LLC Term Loan, 3-Month Term SOFR + 4.50%, 8.83% (A), 05/28/2032	1,772,478	1,784,664
American Residential Services LLC Repriced Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (A), 02/02/2032	1,492,248	1,484,787
Ankura Consulting Group LLC Repriced Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 12/29/2031	1,528,893	1,532,715
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Avis Budget Car Rental LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 07/16/2032	$ 500,000	$ 498,750
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (A), 10/16/2031	1,240,625	1,243,339
BIFM U.S. Finance LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.11% (A), 05/31/2028	1,997,906	2,004,564
Cleanova U.S. Holdings LLC Term Loan B, 3-Month Term SOFR + 4.75%, 9.07% (A), 06/14/2032	600,000	579,000
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 2.00%, 6.36% (A), 11/02/2029	437,528	436,161
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 10/01/2031	1,200,971	1,200,470
Filtration Group Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (A), 10/21/2028	1,930,000	1,932,067
First Advantage Holdings LLC Repriced Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (A), 10/31/2031	1,238,294	1,242,170
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.34% (A), 02/01/2029	1,563,358	1,561,404
Grant Thornton Advisors LLC
Term Loan, 1-Month Term SOFR + 2.75%, 7.36% (A), 06/02/2031	275,000	275,172
Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 06/02/2031	894,777	895,150

Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 8.06% (A), 06/30/2028	834,145	704,853
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 6.35% (A), 10/21/2030	987,500	984,209
Imagefirst Holdings LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.57% (A), 03/12/2032	750,000	751,875
Jadex, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 9.22% (A), 02/18/2028	1,989,197	1,810,169
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (A), 02/08/2028	1,851,428	1,842,171
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

LRS Holdings LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.72% (A), 08/31/2028	$ 1,404,173	$ 1,372,580
Madison IAQ LLC Term Loan B, 6-Month Term SOFR + 3.25%, 7.45% (A), 05/06/2032	1,000,000	1,001,667
Mavis Tire Express Services Corp. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 7.33% (A), 05/04/2028	1,859,527	1,861,518
NAB Holdings LLC Repriced Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (A), 11/23/2028	289,595	286,120
PG Investment Co. 59 SARL Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (A), 03/26/2031	347,379	348,248
Pre-Paid Legal Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.61% (A), 12/15/2028	1,059,120	1,055,148
Prime Security Services Borrower LLC 1st Lien Term Loan B, 6-Month Term SOFR + 2.00%, 6.13% (A), 10/13/2030	992,513	992,335
Rent-A-Center, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 6.95% (A), 02/17/2028	1,302,759	1,305,612
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.86% (A), 11/14/2030	1,186,489	1,185,748
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.58% (A), 03/04/2028	697,970	611,887
Technimark Holdings LLC Term Loan, 1-Month Term SOFR + 3.25%, 7.60% (A), 04/14/2031	1,486,269	1,486,269
Trans Union LLC Term Loan B9, 1-Month Term SOFR + 1.75%, 6.11% (A), 06/24/2031	248,750	248,983
TruGreen LP Term Loan, 1-Month Term SOFR + 4.00%, 8.46% (A), 11/02/2027	1,098,491	1,055,924
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 8.30% (A), 11/30/2030	1,985,000	1,990,790
Vestis Corp. Term Loan, 3-Month Term SOFR + 2.25%, 6.58% (A), 02/22/2031	250,000	237,917
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

VM Consolidated, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.61% (A), 03/24/2028	$ 493,559	$ 494,422
VT Topco, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (A), 08/09/2030	991,278	994,170
		41,001,759
Communications Equipment - 1.5%
Aventiv Technologies LLC
Bridge Term Loan, 3-Month Term SOFR + 10.00%, 14.59% (A), 12/24/2025	497,026	521,877
Term Loan, 3-Month Term SOFR + 7.50%, 12.06% (A), 03/25/2026	409,840	403,692

CommScope, Inc. Term Loan, 1-Month Term SOFR + 5.25%, 9.61% (A), 12/17/2029	594,421	602,966
GoTo Group, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 9.22% (A),04/28/2028	904,485	589,433
Level 3 Financing, Inc. Term Loan B, 1-Month Term SOFR + 4.25%, 8.61% (A), 03/27/2032	500,000	502,000
Viavi Solutions, Inc. Term Loan B, TBD, 07/30/2032 (B)(C)	750,000	752,344
Zayo Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 4.18%, 8.53% (A), 03/09/2027	997,423	964,176
		4,336,488
Construction & Engineering - 1.5%
Chromalloy Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 7.56% (A), 03/27/2031	1,736,231	1,740,572
Cube Industrials Buyer, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 7.58% (A), 10/17/2031	798,000	801,491
Legence Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (A), 12/18/2028	565,562	566,800
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.72% (A), 06/23/2028	994,832	962,500
		4,071,363
Consumer Staples Distribution & Retail - 6.0%
Boots Group Bidco Ltd. Term Loan, TBD, 07/16/2032 (B)(C)	795,000	793,013
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.97% (A), 03/31/2028	$ 1,070,303	$ 1,062,276
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.56% (A), 06/29/2029	1,267,797	1,236,419
EG America LLC Repriced Term Loan, 3-Month Term SOFR + 4.25%, 7.83% (A), 02/07/2028	1,204,381	1,207,645
Flynn Restaurant Group LP
Term Loan, 1-Month Term SOFR + 3.75%, 8.11% (A), 01/28/2032 (C)	598,750	598,376
Term Loan B, 1-Month Term SOFR + 4.25%, 8.61% (A), 12/01/2028	1,427,637	1,427,637

Great Outdoors Group LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (A), 01/23/2032	1,428,886	1,428,171
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (A), 02/19/2030	1,343,250	1,349,127
IRB Holding Corp. 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 12/15/2027	1,496,241	1,495,398
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.19% (A), 06/06/2031	495,000	461,897
Michaels Cos., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 8.81% (A), 04/17/2028	592,288	501,224
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.81% (A), 03/03/2028	1,645,237	1,538,810
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.21% (A), 02/11/2028	2,129,902	2,125,465
Staples, Inc. Term Loan B, 3-Month Term SOFR + 5.75%, 10.03% (A), 09/04/2029	645,125	592,103
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.58% (A), 10/19/2029	1,069,625	1,067,558
		16,885,119
Containers & Packaging - 5.7%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 2.75%, 3-Month Term SOFR + 5.00%, 7.32% (A), 12/07/2025 (D)	642,789	451,559
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Anchor Packaging, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 3.25%, 7.59% (A), 07/18/2029	$ 1,724,745	$ 1,724,745
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.50%, 7.54% (A), 06/07/2031	954,184	956,398
Canister International Group, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (A), 03/22/2029	1,488,763	1,492,484
Clydesdale Acquisition Holdings, Inc.
Delayed Draw Term Loan, 3-Month Term SOFR + 3.25%, 1.63% (A), 04/01/2032	438	438
Term Loan B, 1-Month Term SOFR + 3.18%, 7.53% (A), 04/13/2029	1,179,333	1,178,842
Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (A), 04/01/2032	835,395	834,641

Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month Term SOFR + 4.73%, 9.23% (A), 02/12/2026 (D)	574,500	517,050
Plaze, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 8.22% (A), 08/03/2026	238,750	227,409
Pregis TopCo Corp. Refinancing Term Loan, 1-Month Term SOFR + 4.00%, 8.36% (A), 02/01/2029	1,887,672	1,901,437
Pretium Packaging LLC Term Loan A, 3-Month Term SOFR + 3.75%, 1.25% (A), 10/02/2028	1,397,437	1,394,816
Proampac PG Borrower LLC Term Loan, 3-Month Term SOFR + 4.00%, 8.32% (A), 09/15/2028	1,934,575	1,940,014
TricorBraun Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.72% (A), 03/03/2028	1,489,677	1,489,119
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 8.05% (A), 09/15/2028	1,836,195	1,795,799
		15,904,751
Distributors - 0.6%
Core & Main LP Term Loan E, 6-Month Term SOFR + 2.00%, 6.27% (A), 02/09/2031	197,508	197,590
	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors (continued)
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.36% (A), 01/17/2032	$ 1,000,000	$ 977,500
Olympus Water U.S. Holding Corp. Term Loan, 3-Month Term SOFR + 3.00%, 7.30% (A), 06/20/2031	397,005	395,445
		1,570,535
Electric Utilities - 1.6%
Cornerstone Generation LLC Term Loan B, TBD, 10/28/2031 (B)(C)	1,100,000	1,103,300
Kohler Energy Co. LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 05/01/2031	1,190,733	1,195,943
MRP Buyer LLC Term Loan, 3-Month Term SOFR + 3.25%, 7.57% (A), 06/04/2032	443,549	435,509
Pike Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.47% (A), 01/21/2028	1,805,774	1,813,448
		4,548,200
Electrical Equipment - 0.2%
Energizer Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.35% (A), 03/19/2032	631,894	631,894
Electronic Equipment, Instruments & Components - 0.5%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (A), 12/02/2031	750,000	754,063
TCP Sunbelt Acquisition Co. Term Loan B, 3-Month Term SOFR + 4.25%, 8.58% (A), 10/24/2031	522,375	523,028
		1,277,091
Energy Equipment & Services - 0.9%
C&D Technologies, Inc. Term Loan, 1-Month Term SOFR + 5.75%, 10.22% (A), 12/20/2026	1,386,987	1,373,117
Star Holding LLC 1st Lien Term Loan B, 1-Month Term SOFR + 4.50%, 8.86% (A), 07/31/2031	1,241,247	1,219,525
		2,592,642
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services - 1.4%
Deerfield Dakota Holding LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 04/09/2027	$ 1,216,664	$ 1,203,484
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (A), 09/15/2031	500,000	500,000
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, TBD, 06/06/2032 (B)(C)	61,979	61,050
Term Loan, TBD, 06/06/2032 (B)(C)	363,021	357,576

Guggenheim Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (A), 11/26/2031	149,250	149,577
June Purchaser LLC Term Loan, 6-Month Term SOFR + 3.00%, 7.22% (A), 11/28/2031	384,750	386,000
Russell Investments U.S. Institutional Holdco, Inc. Term Loan, 3-Month Term SOFR + 5.00%, PIK Rate 1.50%, Cash Rate 0.00%, 05/30/2027 (E)	551,060	530,854
Victory Capital Holdings, Inc.
Term Loan B, 3-Month Term SOFR + 2.25%, 6.63% (A), 12/29/2028	688,092	687,950
Term Loan B, 3-Month Term SOFR + 2.25%, 6.63% (A), 07/01/2026	5,963	5,961
		3,882,452
Food Products - 6.5%
Aspire Bakeries Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.85% (A), 12/23/2030	994,975	994,975
B&G Foods, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (A), 10/10/2029 (C)	1,244,375	1,147,936
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.47% (A), 06/09/2028	2,225,646	2,221,935
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (A), 08/23/2029	149,243	149,989
Del Monte Foods, Inc.
DIP Term Loan, 3-Month Term SOFR + 1.00%, 5.33% (A), 04/02/2026	401,595	361,435

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)

Term Loan, TBD, 08/02/2028 (B)(F)(G)	$ 1,802,701	$ 817,351
Term Loan, 3-Month Term SOFR + 8.00%, PIK Rate 3.00%, Cash Rate 0.00%, 08/02/2028 (E)	300,984	267,876

Fiesta Purchaser, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (A), 02/12/2031	1,188,022	1,189,295
Froneri Lux Finco SARL Term Loan, TBD, 07/16/2032 (B)	500,000	498,203
Max U.S. Bidco, Inc. Term Loan B, 1-Month Term SOFR + 5.00%, 9.36% (A), 10/02/2030	1,139,615	1,128,931
Monogram Food Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.47% (A), 08/28/2028	1,738,422	1,712,346
Nomad Foods U.S. LLC Term Loan B5, 6-Month Term SOFR + 2.50%, 6.54% (A), 11/12/2029	1,960,200	1,960,200
Quirch Foods Holdings LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.57% (A), 10/27/2027	957,264	932,135
Snacking Investments Bidco Pty. Ltd. Term Loan, 3-Month Term SOFR + 4.00%, 8.31% (A), 12/18/2026	1,957,385	1,967,783
Solina Bidco Term Loan B, 3-Month Term SOFR + 3.25%, 7.57% (A), 03/12/2029	992,512	996,855
Upfield BV Term Loan B12, 6-Month Term SOFR + 3.75%, 8.30% (A), 01/03/2028	1,978,454	1,979,279
		18,326,524
Health Care Equipment & Supplies - 1.5%
Antylia Scientific Term Loan, 3-Month Term SOFR + 4.00%, 8.29% (A), 05/27/2032	1,250,000	1,222,916
Bausch & Lomb Corp. Term Loan B, 1-Month Term SOFR + 4.25%, 8.61% (A), 01/15/2031	2,222,632	2,230,040
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (A), 10/23/2028	753,147	754,564
		4,207,520
Health Care Providers & Services - 4.7%
ADMI Corp.
Term Loan B3, 1-Month Term SOFR + 3.75%, 8.22% (A), 12/23/2027	1,130,136	1,056,677
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
ADMI Corp. (continued)
Term Loan B5, 1-Month Term SOFR + 5.75%, 10.11% (A), 12/23/2027	$ 492,500	$ 475,673

Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 8.60% (A), 02/11/2028	1,768,412	1,767,031
Dermatology Intermediate Holdings III, Inc.
Term Loan B, 3-Month Term SOFR + 4.25%, 8.56% (A), 03/30/2029	970,295	851,919
Term Loan B, 3-Month Term SOFR + 5.50%, 9.81% (A), 03/30/2029	696,930	613,298

Heartland Dental LLC Term Loan, 1-Month Term SOFR + 4.50%, 8.86% (A), 04/28/2028	1,472,597	1,474,438
LifePoint Health, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 8.07% (A), 05/19/2031	738,563	735,178
Term Loan B1, 3-Month Term SOFR + 3.50%, 7.82% (A), 05/19/2031	496,256	493,155

Quorum Health Corp. Delayed Draw Term Loan, 3-Month Term SOFR + 6.50%, 10.93% (A),01/28/2028	1,663,239	1,646,606
Sound Inpatient Physicians Term Loan A, 3-Month Term SOFR + 5.50%, PIK Rate 1.00%, Cash Rate 0.00%, 06/28/2028 (E)	1,000,981	1,041,021
Star Parent, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 8.30% (A), 09/27/2030	1,483,744	1,467,051
Surgery Center Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (A), 12/19/2030	1,481,250	1,484,953
		13,107,000
Hotels, Restaurants & Leisure - 4.8%
19th Holdings Golf LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.68% (A), 02/07/2029	494,898	490,155
Bally's Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 7.84% (A), 10/02/2028	812,757	797,857
Caesars Entertainment, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (A), 02/06/2030	449,625	449,344
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.61% (A), 02/06/2031	486,306	485,850

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (A), 03/24/2032	$ 1,100,000	$ 1,098,625
GSM Holdings, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 9.30% (A), 09/30/2031	744,375	715,530
Hilton Domestic Operating Co., Inc. Term Loan B4, 1-Month Term SOFR + 1.75%, 6.10% (A), 11/08/2030	250,000	250,269
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.00%, 6.36% (A), 08/02/2028	490,370	489,349
Light & Wonder International, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.59% (A), 04/14/2029	496,250	496,250
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 05/03/2029	1,309,500	1,311,955
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 8.07% (A), 02/20/2030	1,704,740	1,710,067
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 7.29% (A), 04/04/2029	1,731,018	1,729,576
SRAM LLC Term Loan B, 1-Month Term SOFR + 2.00%, 6.36% (A), 02/27/2032	497,500	495,013
Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 12/14/2029	1,211,412	1,214,189
Voyager Parent LLC Term Loan B, 3-Month Term SOFR + 4.75%, 9.04% (A), 07/01/2032	1,625,000	1,624,493
		13,358,522
Household Durables - 0.8%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (A), 07/31/2028	1,488,778	1,487,184
Hunter Douglas, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 01/20/2032	321,696	321,160
Libbey Glass, Inc. Term Loan, 3-Month Term SOFR + 6.50%, 10.96% (A), 11/22/2027	535,623	516,206
		2,324,550
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products - 0.2%
Kronos Acquisition Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.30% (A), 07/08/2031	$ 628,607	$ 538,507
Insurance - 2.4%
Acrisure LLC 1st Lien Term Loan B6, 1-Month Term SOFR + 3.00%, 7.36% (A), 11/06/2030	1,483,626	1,480,844
Alera Group, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.61% (A), 05/31/2032	750,000	753,281
Asurion LLC
Term Loan B10, 1-Month Term SOFR + 4.00%, 8.46% (A), 08/19/2028	486,250	481,995
Term Loan B13, 1-Month Term SOFR + 4.25%, 8.61% (A), 09/19/2030	664,109	649,720
Term Loan B9, 1-Month Term SOFR + 3.25%, 7.72% (A), 07/31/2027	1,055,650	1,055,210

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.75%, 7.11% (A), 06/13/2031	970,599	971,510
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.86% (A), 07/31/2031	496,250	496,663
Trucordia Insurance Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (A), 06/17/2032	750,000	749,063
		6,638,286
Internet & Catalog Retail - 2.1%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.71% (A), 12/06/2027	1,448,104	1,445,289
Cablevision Lightpath LLC Repriced Term Loan, 1-Month Term SOFR + 3.00%, 7.34% (A), 11/30/2027	746,250	746,716
ION Trading Technologies SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 04/01/2028	977,402	976,180
MH Sub I LLC Term Loan, 1-Month Term SOFR + 4.25%, 8.61% (A), 05/03/2028	2,073,280	1,971,172
TripAdvisor, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 7.11% (A), 07/08/2031	744,375	742,514
		5,881,871
	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services - 2.3%
Bingo Holdings I LLC Term Loan B, 3-Month Term SOFR + 4.75%, 9.07% (A), 06/30/2032	$ 1,000,000	$ 1,000,833
Magenta Security Holdings LLC
Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.56% (A), 07/27/2028	2,181,152	2,201,147
Term Loan, 3-Month Term SOFR + 1.50%, PIK Rate 5.50%, Cash Rate 0.00%, 07/27/2028 (E)	673,773	154,968
Term Loan, 3-Month Term SOFR + 6.75%, 11.32% (A), 07/27/2028	132,627	109,970
Term Loan, 3-Month Term SOFR + 7.00%, 11.57% (A), 07/27/2028	173,319	72,794

NCR Atleos LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.06% (A), 04/16/2029	967,551	974,323
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.21% (A), 02/01/2028	743,663	660,744
Sandisk Corp. Term Loan B, 3-Month Term SOFR + 3.00%, 7.32% (A), 02/20/2032	1,187,500	1,183,047
		6,357,826
Machinery - 1.8%
Alliance Laundry Systems LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (A), 08/19/2031	275,000	274,902
CPM Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.83% (A), 09/28/2028	1,087,518	1,067,126
GrafTech Finance, Inc. Term Loan, 1-Month Term SOFR + 6.00%, 10.35% (A), 12/21/2029	1,272,727	1,298,182
Ranpak Corp.
Dutch Term Loan, 3-Month Term SOFR + 4.50%, 8.80% (A), 12/19/2031	582,439	580,255
Term Loan, 3-Month Term SOFR + 4.50%, 8.80% (A), 12/19/2031	910,061	904,942

Roper Industrial Products Investment Co. LLC 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (A), 11/22/2029	995,000	996,037
		5,121,444
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 3.2%
Century De Buyer LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.81% (A), 10/30/2030	$ 445,511	$ 446,068
Charter Communications Operating LLC Term Loan B5, 3-Month Term SOFR + 2.25%, 6.54% (A), 12/15/2031	338,965	338,594
Cogeco Communications Finance LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.97% (A), 09/01/2028	474,026	471,953
Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (A), 09/18/2030	465,882	464,135
Coral-U.S. Co-Borrower LLC
Term Loan B6, 1-Month Term SOFR + 3.00%, 7.46% (A), 10/15/2029	706,917	705,592
Term Loan B7, 3-Month Term SOFR + 3.25%, 7.57% (A), 02/02/2032	275,000	273,883

Mission Broadcasting, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.94% (A), 06/02/2028	627,627	625,796
NEP Group, Inc.
Term Loan B, 3-Month Term SOFR + 3.25%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (E)	776,362	734,050
Term Loan B, 3-Month Term SOFR + 4.00%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (E)	501,983	474,374

Sinclair Television Group, Inc. Term Loan B7, 1-Month Term SOFR + 4.10%, 8.56% (A), 12/31/2030	243,141	223,689
Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.50%, 6.69% (A), 02/15/2032	898,777	896,810
Univision Communications, Inc.
Term Loan B, 1-Month Term SOFR + 3.50%, 7.97% (A), 01/31/2029	1,064,250	1,058,264
Term Loan B, 1-Month Term SOFR + 3.25%, 7.72% (A), 01/31/2029	145,125	144,037

Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 7.71% (A), 01/31/2029	1,482,278	1,471,367
Ziggo Financing Partnership Term Loan I, 1-Month Term SOFR + 2.50%, 6.96% (A), 04/30/2028	769,000	740,483
		9,069,095
	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.7%
JSG III, Inc.
1st Lien Term Loan, 1-Month Term SOFR + 4.50%, 8.96% (A), 06/28/2026	$ 704,300	$ 702,540
Delayed Draw Term Loan, 1-Month Term SOFR + 4.50%, 8.96% (A), 06/28/2026	38,079	37,984

Tiger Acquisition LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (A), 06/01/2028	1,300,992	1,300,449
		2,040,973
Oil, Gas & Consumable Fuels - 1.5%
Apro LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.09% (A), 07/09/2031	1,985,000	1,975,075
Delek U.S. Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.96% (A), 11/19/2029	776,576	773,276
Par Petroleum LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.03% (A), 02/28/2030	1,467,592	1,463,923
		4,212,274
Paper & Forest Products - 0.8%
Domtar Corp. Term Loan B, 1-Month Term SOFR + 5.50%, 9.97% (A), 11/30/2028	872,585	812,594
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.58% (A), 11/04/2031	1,492,500	1,480,841
		2,293,435
Passenger Airlines - 0.4%
American Airlines, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (A), 05/28/2032	748,125	752,053
United Airlines, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 6.35% (A), 02/22/2031	414,353	414,767
		1,166,820
Personal Care Products - 1.2%
Conair Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.22% (A), 05/17/2028	984,655	723,721
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Personal Care Products (continued)
KDC/ONE Development Corp., Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.36% (A), 08/15/2028	$ 1,495,003	$ 1,499,862
Opal Bidco SAS Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (A), 04/28/2032	1,000,000	1,003,750
		3,227,333
Pharmaceuticals - 2.8%
Amneal Pharmaceuticals LLC
Term Loan B, TBD, 08/01/2032 (B)(C)	750,000	749,062
Term Loan B, 1-Month Term SOFR + 5.50%, 9.86% (A), 05/04/2028	1,203,125	1,223,428

Curium BidCo SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 07/31/2029	1,763,017	1,769,628
IVC Acquisition Ltd. Repriced Term Loan B, 3-Month Term SOFR + 3.75%, 8.05% (A), 12/12/2028 (C)	1,480,658	1,485,593
Paradigm Parent LLC Term Loan B, TBD, 04/30/2032 (B)(C)	1,250,000	1,137,110
Southern Veterinary Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.82% (A), 12/04/2031	1,488,662	1,488,353
		7,853,174
Real Estate Management & Development - 0.8%
Cushman & Wakefield U.S. Borrower LLC
Term Loan B1, 1-Month Term SOFR + 2.75%, 7.11% (A), 01/31/2030	735,735	738,494
Term Loan B3, 1-Month Term SOFR + 2.75%, 7.11% (A), 01/31/2030	974,293	976,729

RE/MAX International, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.97% (A), 07/21/2028	493,573	475,064
		2,190,287
Software - 4.2%
Avaya, Inc. Term Loan, 1-Month Term SOFR + 7.50%, 11.86% (A), 08/01/2028	776,822	605,921
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (A), 07/30/2031	997,500	997,032
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (A), 07/06/2029	978,841	795,308
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Cornerstone OnDemand, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 8.22% (A), 10/16/2028	$ 725,625	$ 684,809
Cotiviti Corp. Term Loan B, 7.63% (A), 05/01/2031 (H)	1,000,000	1,006,250
Dayforce, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 6.31% (A), 03/01/2031	992,512	990,031
Drake Software LLC Term Loan B, 3-Month Term SOFR + 4.25%, 8.55% (A), 06/26/2031	694,699	690,791
Epicor Software Corp. Term Loan E, 1-Month Term SOFR + 2.75%, 7.11% (A), 05/30/2031	1,290,250	1,292,468
Helios Software Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (A), 07/18/2030	526,639	522,690
Modena Buyer LLC Term Loan, 3-Month Term SOFR + 4.50%, 8.81% (A), 07/01/2031	992,500	972,340
Polaris Newco LLC Term Loan B, 3-Month Term SOFR + 3.75%, 8.32% (A), 06/02/2028	1,492,248	1,462,636
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.21% (A), 05/15/2028	799,945	409,305
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.71% (A), 05/15/2028	339,893	342,952

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.81% (A), 02/10/2031	1,080,444	1,080,444
		11,852,977
Textiles, Apparel & Luxury Goods - 1.8%
ABG Intermediate Holdings 2 LLC
1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (A), 12/21/2028	1,488,750	1,486,623
Delayed Draw Term Loan, 1-Month Term SOFR + 2.25%, 6.61% (A), 02/13/2032	997,500	994,590

Beach Acquisition Bidco LLC Term Loan B, TBD, 06/25/2032 (B)(C)	250,000	251,458
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods (continued)

Hanesbrands, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (A), 03/07/2032	$ 1,095,685	$ 1,097,055
Varsity Brands, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 7.58% (A), 08/26/2031	1,246,875	1,249,603
		5,079,329
Transportation Infrastructure - 1.0%
First Student Bidco, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (A), 07/21/2028	353,851	354,072
Term Loan B2, 3-Month Term SOFR + 2.50%, 6.80% (A), 07/21/2028	994,924	995,989
Term Loan C, 3-Month Term SOFR + 2.50%, 6.80% (A), 07/21/2028	108,483	108,551

SIRVA Worldwide, Inc. Super Priority Delayed Draw Term Loan, 3-Month Term SOFR + 8.00%, 2.00% (A), 02/20/2029	290,607	276,077
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan, 1.63% (A), 06/24/2032	21,334	21,431
Term Loan B, 3-Month Term SOFR + 3.25%, 7.57% (A), 06/24/2032	933,333	937,611
		2,693,731
Total Loan Assignments (Cost $248,131,303)		244,565,328
CORPORATE DEBT SECURITIES - 6.8%
Building Products - 0.5%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (I)	1,500,000	1,495,047
Chemicals - 0.4%
Olympus Water U.S. Holding Corp.
7.13%, 10/01/2027 (I)	1,000,000	1,015,499
Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (I)	2,250,000	2,359,433
Communications Equipment - 0.6%
CommScope LLC
9.50%, 12/15/2031 (I)	1,000,000	1,053,065
Sable International Finance Ltd.
7.13%, 10/15/2032 (I)	750,000	750,029
		1,803,094
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (I)	313,000	320,609
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Graham Packaging Co., Inc.
7.13%, 08/15/2028 (I)	$ 1,000,000	$ 998,447
		1,319,056
Energy Equipment & Services - 0.2%
Star Holding LLC
8.75%, 08/01/2031 (I)	500,000	489,962
Health Care Providers & Services - 1.5%
LifePoint Health, Inc.
8.38%, 02/15/2032 (I)	500,000	531,947
11.00%, 10/15/2030 (I)	500,000	549,548
Tenet Healthcare Corp.
6.13%, 06/15/2030	3,000,000	3,027,087
		4,108,582
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (I)	1,000,000	1,031,532
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (I)	1,000,000	1,011,224
		2,042,756
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030 (I)	500,000	516,539
Internet & Catalog Retail - 0.1%
ION Trading Technologies SARL
9.50%, 05/30/2029 (I)	200,000	207,247
Media - 0.3%
CSC Holdings LLC
5.38%, 02/01/2028 (I)	750,000	689,631
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (I)	250,000	169,934
		859,565
Software - 1.0%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (I)	1,577,000	1,597,526
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (I)	1,214,000	1,237,860
		2,835,386
Total Corporate Debt Securities (Cost $18,766,946)		19,052,166
ASSET-BACKED SECURITIES - 2.3%
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1R, 3-Month Term SOFR + 1.23%, 5.55% (A), 02/15/2038 (I)	1,500,000	1,499,169
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.79% (A), 10/20/2034 (I)	1,500,000	1,502,032
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.
Series 2021-2A, Class AR1, 3-Month Term SOFR + 1.25%, 5.57% (A), 02/15/2038 (I)	$ 1,500,000	$ 1,501,927
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.54% (A), 04/16/2031 (I)	526,953	527,238
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.67% (A), 04/15/2034 (I)	1,500,000	1,501,424
Total Asset-Backed Securities (Cost $6,503,963)		6,531,790

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.6%
U.S. Fixed Income Funds - 0.6%
Invesco Senior Loan ETF (J)(K)	36,000	753,480
SPDR Blackstone Senior Loan ETF (L)	19,000	791,350
Total Exchange-Traded Funds (Cost $1,540,190)		1,544,830
COMMON STOCKS - 0.2%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp. (G)(M)(N)(O)	889,572	0
Household Products - 0.0% *
LG Parent Holding Co. (G)(N)	30,405	60,810
Metals & Mining - 0.1%
Phoenix Services International LLC (G)(M)(N)	14,948	284,012
Software - 0.1%
Avaya Holdings Corp. (G)(M)(N)(P)	41,536	301,136
Total Common Stocks (Cost $957,844)		645,958
	Shares	Value
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp.,
0.00% (G)(M)(N)(O)	189,500	$ 0
Total Preferred Stock (Cost $189,500)		0
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (Q)	281,328	281,328
Total Other Investment Company (Cost $281,328)		281,328

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corp., 1.80% (Q), dated 07/31/2025, to be repurchased at $13,064,823 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $13,325,561.	$ 13,064,170	13,064,170
Total Repurchase Agreement (Cost $13,064,170)		13,064,170
Total Investments (Cost $289,435,244)		285,685,570
Net Other Assets (Liabilities) - (1.9)%		(5,362,749)
Net Assets - 100.0%		$ 280,322,821
INVESTMENT VALUATION:

Valuation Inputs (R)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Loan Assignments	$—	$244,565,328	$—	$244,565,328
Corporate Debt Securities	—	19,052,166	—	19,052,166
Asset-Backed Securities	—	6,531,790	—	6,531,790
Exchange-Traded Funds	1,544,830	—	—	1,544,830
Common Stocks	—	60,810	585,148	645,958
Preferred Stock	—	—	0	0
Other Investment Company	281,328	—	—	281,328
Repurchase Agreement	—	13,064,170	—	13,064,170
Total Investments	$1,826,158	$283,274,264	$585,148	$285,685,570
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(P)	$—	$—	$301,136	$—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	All or a portion of the security represents an unsettled loan commitment at July 31, 2025 where the rate will be determined at time of settlement.
(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month Term SOFR + 4.73%, 9.23%, 02/12/2026	02/04/2021 - 03/02/2021	$574,904	$517,050	0.2%
Loan Assignments	Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 2.75%, 3-Month Term SOFR + 5.00%, 7.32%, 12/07/2025	08/11/2023 - 05/13/2025	640,087	451,559	0.1
			$1,214,991	$968,609	0.3%

(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2025, the value of this security is
$817,351, representing 0.3% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Fixed rate loan commitment at July 31, 2025.
(I)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $22,556,869, representing 8.0% of the Fund's net assets.

(J)	The shareholder reports for Invesco ETFs can be found at the following location: Invesco | Performance.
(K)
All or a portion of the security is on loan. The total value of the securities on loan is $273,869, collateralized by cash collateral of $281,328. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(L)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(M)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2025, the
total value of the securities is $585,148, representing 0.2% of the Fund’s net assets.

(N)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2025, the total value of the securities is $645,958, representing 0.2% of the Fund’s net assets.
(O)	Security deemed worthless.
(P)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(Q)	Rate disclosed reflects the yield at July 31, 2025.
(R)
The Fund recognized transfers in and out of Level 3 as of July 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of
Investments for more information regarding investment valuation and pricing inputs.

(S)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Floating Rate (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds